Note 1 - Organization and Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Concentration of Credit Risk

Concentration of Credit Risk

The Company has no significant off-balance-sheet concentrations of credit risk such as foreign exchange contracts, options contracts or other foreign hedging arrangements.  The Company had cash and cash equivalents of $24,076 as of March 13, 2012.